TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       August 31, 1998

                                                  PRINCIPAL
                                                   AMOUNT
ISSUER                                         (000'S OMITTED)         VALUE
----------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER  --  3.1%
----------------------------------------------------------------------------
Dallas, Texas, 3.55% due 10/15/98                 $   6,140    $   6,140,000
Houston, Texas, Airport System Revenue, AMT,
   3.55% due 11/17/98                                 3,000        3,000,000
Montgomery County, Pennsylvania, Municipal
   Securities Trust Certificates,
   3.77% due 10/05/98                                10,000       10,000,000
Venango, Pennsylvania, Industrial Development
   Revenue, AMT, 3.55% due 11/16/98                   3,300        3,300,000
                                                               -------------
                                                                  22,440,000
                                                               -------------
GENERAL OBLIGATION BONDS AND NOTES  --  3.3%
----------------------------------------------------------------------------
Broward County, Florida, School District,
   7.125% due 2/15/99                                   150          155,155
Chicago, Illinois, 3.55% due 10/29/98                 7,200        7,199,745
Chicago, Illinois, 3.65% due 12/03/98                 2,500        2,500,000
Chicago, Illinois, 3.55% due 2/04/99                  5,000        4,999,041
Clark County, Ohio, 4.20% due 4/01/99                   490          491,096
Dade County, Florida, School District,
   7.10% due 7/01/99                                  1,000        1,048,583
Georgia State, 7.70% due 2/01/99                      2,165        2,201,580
Georgia State, 6.30% due 3/01/99                      2,000        2,026,745
Honolulu, Hawaii, 6.90% due 10/01/98                  1,025        1,042,958
Houston, Texas, 6.50% due 2/01/99                     1,000        1,011,913
Mecklenburg County, North Carolina,
   4.70% due 3/01/99                                  1,025        1,030,683
Seattle, Washington, 4.50% due 9/01/98                  465          465,000
                                                               -------------
                                                                  24,172,499
                                                               -------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS)  --  12.5%
----------------------------------------------------------------------------
Austin, Texas, Utilities System Revenue,
   7.25% due 11/15/98                                   300          307,960
Brazos River, Texas Harbor, 6.50% due 8/15/99           350          358,733
Charlotte, North Carolina, Certificates of
   Participation, 4.00% due 9/01/98                   1,000        1,000,000
Chicago, Illinois, Metropolitan Water
   Reclamation District, 7.25% due 1/01/99            1,200        1,213,726
Chicago, Illinois, Public Building Commercial
   Revenue, 7.75% due 1/01/99                         1,530        1,579,696
Clark County, Kentucky, Pollution Control
   Revenue, 3.60% due 10/15/98                        7,500        7,500,000
Cobb County, Georgia, School District,
   4.00% due 12/31/98                                 1,500        1,501,246
Colorado Springs, Colorado, Utilities Revenue,
   5.40% due 11/15/98                                 1,315        1,319,598
Dade County, Florida, Water and Sewer System
   Revenue, 4.50% due 10/01/98                          350          350,180
Dade County, Florida, Water and Sewer System
   Revenue, 12.00% due 10/01/98                       2,000        2,013,079
East Stroudsburg, Pennsylvania,
   4.50% due 11/15/98                                 1,000        1,001,785
Florida State, Dividend Bond Financial
   Department, 5.00% due 7/01/99                      4,900        4,963,832
Fort Smith, Arizona, Sales and Use Tax,
   4.00% due 12/01/98                                   480          480,000
Hamilton, Ohio, Electric System Revenue,
   8.00% due 10/15/98                                   400          410,035
Hawaii State, Airports System Revenue,
   5.40% due 7/01/99                                  1,000        1,015,410
Illinois State, Health Facilities Authority
   Revenue, 7.25% due 4/01/99                           500          519,233
Illinois State, Sales Tax Revenue,
   7.00% due 6/15/99                                  1,000        1,045,889
Indianapolis, Illinois, Airport Authority
   Revenue, 5.00% due 7/01/99                           250          252,420
Intermountain Power Agency Revenue,
   5.50% due 7/01/99                                  1,000        1,015,770
Jonesboro, Arkansas, Sales and Use Tax,
   3.90% due 11/15/98                                 1,000        1,000,000
Louisiana Public Facilities Authority,
   4.40% due 12/10/98                                 4,000        4,006,011
Marion County, Tennessee, Industrial
   Environmental, AMT, 3.65% due 2/01/99              2,500        2,500,000
Maryland State Department of Transportation,
   6.375% due 11/01/98                                2,000        2,009,227
Maryland State Department of Transportation,
   6.80% due 11/15/98                                 1,000        1,021,369
Massachusetts State Health and Educational
   Facilities, 7.25% due 12/01/98                       500          514,142
Massachusetts State Health and Educational
   Facilities, 7.375% due 12/01/98                    1,995        2,052,265
Mecklenburg County, North Carolina,
   6.20% due 1/01/99                                  1,000        1,008,451
Michigan State, Building Authority Revenue,
   4.00% due 10/15/98                                   575          575,243
Michigan State, Trunk Line,
   7.00% due 8/15/99                                  1,500        1,577,474
Michigan State, Underground Storage,
   5.00% due 5/01/99                                  3,000        3,029,820
Milwaukee, Wisconsin, Metro Sewer District,
   6.50% due 10/01/98                                 1,000        1,002,313
Minnesota Water Pollution Control Revenue,
   5.00% due 3/01/99                                  2,170        2,184,711
Nashville, Tennessee, Health and Educational
   Facilities, 3.75% due 1/15/99                      4,000        4,000,000
New Berlin, Wisconsin, 4.50% due 12/01/98             1,105        1,106,999
Newport News, Virginia, 6.875% due 12/01/98           1,700        1,751,699
North Little Rock, Arkansas, Industrial
   Development, 3.358% due 2/01/99                      750          750,000
Ohio State Public Facilities Authority,
   4.50% due 11/01/98                                 5,000        5,007,297
Ohio State Public Facilities Authority,
   5.00% due 11/01/98                                 1,000        1,002,110
Oklahoma State Water Resource Board State Loan
   Revenue, 3.55% due 9/01/98                         4,425        4,425,000
Orlando, Florida, Waste Water System Revenue,
   5.00% due 10/01/98                                   300          300,262
Port Seattle, Washington, AMT, 4.80% due 5/01/99      1,400        1,410,390
Pulaski County, Kentucky, Solid Waste Disposal
   Revenue, AMT, 3.60% due 2/15/99                    4,800        4,800,000
San Antonio, Texas, 8.00% due 8/01/99                 1,000        1,039,440
Washington D.C., Airport Authority Revenue, AMT,
   6.80% due 10/01/98                                 1,000        1,002,409
Washington State, 7.70% due 12/01/98                  1,000        1,009,703
Washington State, Housing Finance Community, AMT,
   3.90% due 12/15/98                                   310          310,000
Washington State, Public Power Supply,
   6.00% due 7/01/99                                  1,525        1,555,217
Washington State, Public Power Supply,
   7.50% due 7/01/99                                    450          472,343
Washington Suburban Sanitation District,
   7.00% due 12/01/98                                 2,500        2,544,243
Western Minnesota Municipal Power Supply
   Agency, 10.25% due 1/01/99                           600          612,674
York County, South Carolina, Pollution
   Control, 3.50% due 9/15/98                         7,000        7,000,000
                                                               -------------
                                                                  90,429,404
                                                               -------------

REVENUE, TAX, BOND AND TAX REVENUE ANTICIPATION NOTES  --  2.0%
----------------------------------------------------------------------------
Butts County, Georgia, School District,
   3.85% due 9/01/98                                  1,390        1,390,000
Iowa State School Cash Anticipation Program,
   4.25% due 1/28/99                                  5,970        5,986,016
Kentucky, TRAN'S, 4.50% due 6/25/99                   2,800        2,822,268
Michigan State, TRAN'S, 4.50% due 9/30/98             4,500        4,503,133
                                                               -------------
                                                                  14,701,417
                                                               -------------
VARIABLE RATE DEMAND NOTES*  --  78.9%
----------------------------------------------------------------------------
ABN Amaro Munitops Certificates Trust,
   due 4/05/06                                        5,000        5,000,000
ABN Amaro Munitops Certificates Trust, AMT,
   due 7/05/06                                        2,000        2,000,000
Alexandria, Virginia, Industrial Development
   Authority, due 7/01/26                             1,300        1,300,000
Allegheny County, Pennsylvania Industrial
   Development, due 7/01/27                           2,400        2,400,000
Allegheny County, Pennsylvania Sanitation
   Authority Sewer, due 12/01/24                      7,000        7,000,000
Allendale County, South Carolina, Industrial
   Revenue, due 8/01/01                               3,900        3,900,000
Arapahoe County, Colorado, Revenue
   Authority, due 7/01/07                             1,955        1,955,000
Ashe County, North Carolina, Industrial
   Facilities and Pollution, due 7/01/10              2,100        2,100,000
Atlanta, Georgia, Railroad Transit, AMT,
   due 7/01/10                                        2,300        2,300,000
Beloit, Kansas, Industrial Development
   Authority, AMT, due 12/01/16                       3,100        3,100,000
Bexar County, Texas, Health Facilities
   Development, due 7/11/11                             915          915,000
Bexar County, Texas, Housing Finance
   Authority, due 9/15/26                             1,900        1,900,000
Brooks County, Georgia, Development Authority
   Revenue, due 3/01/18                               2,000        2,000,000
California Pollution Control Financing,
   due 10/01/11                                         600          600,000
Capital Projects Financial Authority Revenue,
   due 8/01/17                                        1,700        1,700,000
Capital Projects Financial Authority Revenue,
   due 7/01/27                                        3,300        3,300,000
Carrollton, Georgia, Payroll Development
   Authority, due 3/01/15                             1,750        1,750,000
Carthage, Missouri, Industrial Development
   Authority Revenue, due 4/01/07                     2,000        2,000,000
Carthage, Missouri, Industrial Development
   Authority Revenue, AMT, due 9/01/30                2,000        2,000,000
Cherokee County, South Carolina, Industrial
   Revenue, AMT, due 8/01/19                            200          200,000
Chicago, Illinois, due 1/01/27                       23,900       23,900,000
Clarksville, Tennessee, Public Building
   Authority, due 10/01/25                              980          980,000
Clayton County, Georgia, Housing Authority,
   due 1/01/21                                          865          865,000
Clipper Tax Exempt Trust, AMT, due 3/01/15            3,035        3,035,000
Clipper Tax Exempt Trust, AMT, due 3/01/16            3,500        3,500,000
Colorado Health Facilities Authority Revenue,
   due 2/01/22                                       15,995       15,995,000
Colorado Housing Finance Authority,
   due 2/15/28                                        2,000        2,000,000
Columbus, Georgia, Housing Authority Revenue,
 due 11/01/17                                           850          850,000
Connecticut State, due 3/15/12                        2,000        2,000,000
Connecticut State, Health & Educational
   Facilities, due 7/01/27                            1,500        1,500,000
Coweta County, Georgia, Pollution
   Development Authority, due 9/01/26                 1,600        1,600,000
Crossett, Arizona, Pollution Control Revenue,
   due 10/01/98                                       3,500        3,500,000
Dallas, Fort Worth, Texas, Regional
   Airport, AMT,
   due 11/01/23                                       1,000        1,000,000
Dauphin County, Pennsylvania, General
   Authority Revenue, due 10/01/27                    5,000        5,000,000
Davidson County, North Carolina, Industrial
   Facilities, due 7/01/20                            2,140        2,140,000
De Kalb County, Georgia, Industrial
   Development Revenue, due 8/01/00                   1,500        1,500,000
De Kalb County, Georgia, Industrial Development
   Revenue, due 2/01/18                               1,100        1,100,000
De Kalb County, Georgia, Multifamily Housing
   Revenue, due 6/01/25                               4,300        4,300,000
District of Columbia, due 6/01/03                       400          400,000
District of Columbia, Housing Mortgage
   Revenue, due 6/01/28                               8,100        8,100,000
District of Columbia, Revenue, due 10/01/15             500          500,000
Effingham County, Georgia, Development
   Authority, due 4/01/37                             2,400        2,400,000
Eloy, Arizona, Industrial Development
   Authority Revenue, AMT, 8/01/20                    1,000        1,000,000
Farmington, New Mexico, Pollution Control
   Revenue, 12/01/16                                  7,000        7,000,000
Fayetteville, Arkansas, Industrial
   Development, AMT, due 12/01/04                     1,100        1,100,000
Forsyth County, Georgia, Industrial
   Development Revenue, due 1/01/07                   2,000        2,000,000
Fort Wayne, Indiana, Economic Development
   Revenue, due 12/01/03                              1,000        1,000,000
Fort Wayne, Indiana, Hospital Authority
   Revenue, due 1/01/16                               1,000        1,000,000
Fulton County, Georgia, Development
   Authority, due 12/01/12                            5,000        5,000,000
Fulton County, Georgia, Development
   Authority Revenue, due 2/01/18                     2,000        2,000,000
Fulton County, Georgia, Industrial
   Development Authority, AMT, due 6/01/27              500          500,000
Gage County, Nevada, Industrial Development
   Revenue, AMT, due 10/10/17                         1,000        1,000,000
Garfield County, Oklahoma, Industrial Authority,
   AMT, due 10/01/15                                  1,000        1,000,000
Gila County, Arizona, Industrial Development
   Authority, due 11/01/25                            1,865        1,865,000
Gordon County, Georgia, Industrial
   Development Authority Revenue, due 8/01/17         1,000        1,000,000
Grant Parish, Louisiana, Industrial
   Development Revenue, AMT, due 10/01/21             1,000        1,000,000
Grapevine, Texas, Industrial Development
   Corp. Revenue, due 12/01/24                        1,200        1,200,000
Green River, Wyoming, Pollution Control
   Revenue, AMT, due 10/01/18                           400          400,000
Gulf Breeze, Florida, Revenue, due 3/31/21            4,825        4,825,000
Gwinett County, Georgia, Industrial
   Development Revenue, due 6/01/05                   1,500        1,500,000
Gwinett County, Georgia, Industrial
   Development Revenue, due 3/01/17                     700          700,000
Halifax County, North Carolina, Industrial
   Facilities, AMT, due 12/01/19                      1,500        1,500,000
Henderson, Nevada, Health Care Facilities
   Revenue, due 7/01/20                                 700          700,000
Hernando County, Florida, Industrial
   Development Revenue, due 12/01/04                  4,550        4,550,000
Illinois Development, due 11/01/17                    2,725        2,725,000
Illinois Health Facilities Authority Revenue,
   due 11/01/20                                       1,600        1,600,000
Inland, Florida, Protection Financial Corp.,
   due 1/01/04                                        4,320        4,320,000
Jackson, Mississippi, Industrial
   Development Revenue, due 12/01/15                  2,650        2,650,000
Jasper County, Missouri, Industrial
   Development Authority, AMT, due 10/01/27           1,000        1,000,000
Jefferson Parish, Louisiana, Hospital
   District 2, due 12/01/15                           2,700        2,700,000
Johnson City, Tennessee Health, due 10/27/99          5,000        5,000,000
Kansas City, Missouri, Industrial Development
   Hospital, due 4/15/15                                500          500,000
Kentucky Economic Development Finance
   Authority, due 11/01/20                            3,000        3,000,000
Kentucky State Turnpike Authority, Resource
   Recovery, due 7/01/03                              8,690        8,690,000
Knox County, Tennessee, Health Educational
   Hospital Facilities, due 12/01/27                  8,000        8,000,000
Knox County, Tennessee, Industrial
   Development Board Revenue, AMT,
   due 10/01/00                                       1,400        1,400,000
Kohler, Wisconsin, Industrial Sewer
   Facilities, AMT, due 9/01/17                       4,000        4,000,000
Long Island Power Authority, due 5/01/33              4,100        4,100,000
Louisa County, Virginia, Industrial
   Development Authority, due 1/01/20                   900          900,000
Louisiana Housing Finance Agency
   Mortgage Revenue, AMT, due 6/01/27                 5,390        5,390,000
Macon, Trust Pooled Receipts, due 3/03/07            33,460       33,460,000
Madison, Wisconsin, Community Development
   Authority, due 6/01/22                             1,105        1,105,000
Marshfield, Wisconsin, Industrial Development
   Revenue, due 12/01/14                              2,500        2,500,000
Mason County, Kentucky, Pollution Control,
   due 10/15/14                                       2,950        2,950,000
Massachusetts State Turnpike Authority,
   due 1/01/17                                           80           80,000
Mecklenburg County, North Carolina, Industrial
   Facilities, due 9/01/14                            2,000        2,000,000
Mississippi Home Corp., Single Family,
   due 11/01/29                                       3,305        3,305,000
Mississippi Home Corp., Single Family, AMT,
   due 6/01/28                                        3,485        3,485,000
Missouri State, Health and Educational
   Facilities Revenue, due 7/01/18                    3,700        3,700,000
Missouri State, Health and Educational
   Facilities Revenue, due 8/15/21                    1,100        1,100,000
Moorhead, Minnesota, Solid Waste Disposal,
   AMT, due 4/01/12                                   3,000        3,000,000
Morgan Keegan Municipal Productions, AMT,
   due 5/06/99                                        3,685        3,685,000
Multi-State Municipal Securities Trust
   Certificates, due 3/01/01                          9,140        9,140,000
Multi-State Municipal Securities Trust
   Certificates, due 12/01/03                         8,380        8,380,000
Municipal Tax Exempt Trust Receipts
   due 10/01/30                                      14,500       14,500,000
Municipal Tax Exempt Trust Receipts
   due 10/01/32                                      17,250       17,250,000
Nash County, North Carolina, due 12/01/14             1,000        1,000,000
Nashville, Tennessee, due 5/15/25                     6,450        6,450,000
Nevada Business & Industry Development
   Revenue, AMT, due 8/01/20                            910          910,000
New Hampshire Highway, Educational and Health
   Facilities, due 6/01/23                            5,945        5,945,000
New Hampshire State Industrial Development
   Authority, AMT, due 1/01/18                        1,325        1,325,000
New Hanover County, North Carolina,
   due 3/01/14                                        2,250        2,250,000
New Jersey Economic Development Authority,
   AMT, due 12/15/98                                  6,000        6,000,000
New York MTA Trust Receipts, due 1/01/18              2,400        2,400,000
New York MTA Trust Receipts, due 1/01/22              1,600        1,600,000
New York State, due 7/01/15                           1,000        1,000,000
New York State, due 2/01/19                           1,125        1,125,000
New York State, due 8/01/19                           1,300        1,300,000
New York State, due 8/01/20                           2,100        2,100,000
New York State, due 8/01/21                           2,600        2,600,000
New York State Medical Care Facilities
   Finance Authority, due 8/15/22                     1,000        1,000,000
North Carolina Medical Care Hospital
   Authority, due 10/01/13                              200          200,000
North Little Rock, Arkansas, Health
   Facilities, due 12/01/21                           1,700        1,700,000
Oak Creek, Wisconsin, Industrial Development
   Authority, due 12/01/07                            1,700        1,700,000
Ohio Housing Finance Agency Revenue, AMT,
   due 3/01/99                                        6,000        6,000,000
 Orange County, Florida, Industrial
   Development Authority, due 1/01/11                   450          450,000
Peoria, Illinois, Health Care Facilities
   Revenue, due 5/01/17                               1,380        1,380,000
Person County, North Carolina, Pollution
   Control Authority, due 11/01/19                    3,000        3,000,000
Philadelphia, Pennsylvania, Airport
   Revenue, due 6/15/10                               3,915        3,915,000
Piedmont, South Carolina, Municipal Power
   Agency, due 1/01/25                                4,700        4,700,000
Pinal County, Arizona, Pollution Control
   Revenue, due 12/01/09                              1,200        1,200,000
Pinellas County, Florida, Health Facilities
   Authority, due 12/01/15                            1,000        1,000,000
Pitney Bowes Corp., due 11/13/02                      1,873        1,872,640
Pitt County, North Carolina, Industrial
   Facilities and Pollution, AMT,
   due 5/01/18                                        3,000        3,000,000
Port Arthur, Texas, Navigation District,
   due 10/01/24                                         300          300,000
Puerto Rico Electricity Power Authority,
   due 7/01/22                                        1,200        1,200,000
Rhode Island State Industrial Facilities
   Corp., AMT, due 6/01/05                            3,850        3,850,000
Rhode Island State Industrial Facilities
   Corp., due 11/01/05                                4,240        4,240,000
Richmond, Virginia,Redevelopment and Housing
   Authority, due 11/01/05                            5,355        5,355,000
Richmond, Virginia, Redevelopment and Housing
   Authority, due 11/01/29                            7,000        7,000,000
Roswell, Georgia, Multifamily Housing
   Authority, due 8/01/27                             2,500        2,500,000
Rutherford County, Tennessee, Industrial
   Development, AMT, due 12/01/03                     1,500        1,500,000
Saline County, Nebraska, Industrial
   Development Revenue, AMT, due 10/01/11             1,000        1,000,000
Savannah, Illinois, Industrial Development
   Revenue, due 6/01/04                                 600          600,000
Scotland County, North Carolina, Industrial
   Facilities, AMT, due 5/01/18                       1,350        1,350,000
Seattle, Washington, Municipal Lighting
   and Power Revenue, due 11/01/18                      900          900,000
Sevier County, Tennessee, Public Building
   Authority, due 6/01/05                             8,000        8,000,000
Sevier County, Tennessee, Public Building
   Authority, due 6/01/12                             2,590        2,590,000
Sevier County, Tennessee, Public Building
   Authority, due 6/01/17                             3,255        3,255,000
Sevier County, Tennessee, Public Building
   Authority, due 6/01/21                             3,400        3,400,000
Sevier County, Tennessee, Public Building
   Authority, due 6/01/27                             2,500        2,500,000
Shelby County, Tennessee, due 12/01/10               11,725       11,725,000
Sikeston, Missouri, Electricity Revenue
   Authority, due 6/01/22                            10,098       10,098,000
South Carolina Jobs Economic Development,
   AMT, due 11/01/10                                  3,400        3,400,000
South Carolina Jobs Economic Development,
   AMT, due 12/01/12                                    300          300,000
South Carolina Jobs Economic Development,
   AMT, due 4/01/17                                     300          300,000
Southeastern Oklahoma Industrial Development
   Authority, due 6/01/16                             3,400        3,400,000
St. Charles Parish, Louisiana, Pollution
   Revenue, due 3/01/24                              10,725       10,725,000
State of Utah, General Obligations, AMT,
   due 7/01/22                                        3,330        3,330,000
Tarrant County, Texas, Health Facilities
   Development, due 2/15/17                           8,700        8,700,000
Tarrant County, Texas, Health Facilities
   Development, due 11/15/26                            980          980,000
Texas State, due 10/01/02                             4,950        4,950,000
Texas State, due 4/01/20                              9,440        9,440,100
Texas State, Department of Housing and
   Community, due 3/01/17                             1,995        1,995,000
Texas State, Turnpike Authority, due 1/01/23          3,000        3,000,000
Tipton, Indiana, Economic Development Revenue,
   due 7/01/22                                        1,045        1,045,000
Traill County, North Dakota, Industrial
   Development, AMT, due 12/01/11                     1,000        1,000,000
Traill County, North Dakota, Industrial
   Development, AMT, due 12/11/11                     1,000        1,000,000
Traill County, North Dakota, Solid Waste,
   AMT, due 12/01/11                                  6,100        6,100,000
Utah State Board of Regents, due 11/01/25               900          900,000
Utah State Housing Finance Agency,
   due 7/01/22                                        1,245        1,245,000
Vermont Industrial Development Authority,
   due 12/01/11                                         800          800,000
Walton County, Georgia, Industrial Building
   Authority, due 10/01/00                            1,050        1,050,000
Walton County, Georgia, Industrial Building
   Authority, due 10/01/02                            1,080        1,080,000
Walton County, Georgia, Industrial Building
   Authority, due 10/01/17                              700          700,000
Washington State Health Care Facilities
   Revenue, due 1/01/18                               5,540        5,540,000
Washington State Health Care Facilities
   Revenue, due 1/01/23                                 200          200,000
Wayne Charter County, Michigan, Airport
   Revenue, AMT, due 12/01/09                        12,865       12,865,000
Whitfield County, Georgia, Development
   Authority Revenue, AMT, due 11/01/17               1,000        1,000,000
Winchester, Kentucky, Industrial Building,
   AMT, due 10/01/18                                  2,300        2,300,000
Wisconsin Housing and Economic Development,
   due 9/01/26                                        3,870        3,870,000
                                                               -------------
                                                                 570,740,740
                                                               -------------
 TOTAL INVESTMENTS, AT AMORTIZED COST                  99.8%     722,484,060
OTHER ASSETS, LESS LIABILITIES                          0.2        1,374,345
                                                      ----------------------
NET ASSETS                                            100.0%   $ 723,858,405
                                                      ======================
AMT-Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 day's notice.

See notes to financial statements.

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1998
-----------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost and value (Note 1A)               $722,484,060
Cash                                                                   58,305
Interest receivable                                                 5,898,496
-----------------------------------------------------------------------------
   Total assets                                                   728,440,861
-----------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                   4,465,364
Payable to affiliate -- Investment Advisory fees (Note 2A)             75,574
Accrued expenses and other liabilities                                 41,518
-----------------------------------------------------------------------------
   Total liabilities                                                4,582,456
-----------------------------------------------------------------------------
NET ASSETS                                                       $723,858,405
-----------------------------------------------------------------------------
REPRESENTED BY:
Capital paid-in for beneficial interests                         $723,858,405
=============================================================================

TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1998
-----------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B)                                      $ 21,440,138
EXPENSES:
Investment Advisory fees (Note 2A)             $1,164,274
Administrative fees (Note 2B)                     291,069
Custody and fund accounting fees                  186,461
Audit fees                                         17,800
Trustees' fees                                     12,338
Legal fees                                          1,329
Miscellaneous                                       7,054
-----------------------------------------------------------------------------
   Total expenses                               1,680,325
Less aggregate amounts waived by Investment
 Advisor and Administrator (Notes 2A and 2B)     (796,055)
Less fees paid indirectly (Note 1D)               (11,532)
-----------------------------------------------------------------------------
   Net expenses                                                       872,738
-----------------------------------------------------------------------------
Net investment income                                              20,567,400
NET REALIZED GAIN ON INVESTMENTS                                       17,001
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                      $ 20,584,401
=============================================================================

See notes to financial statements

 TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED AUGUST 31,
                                               -------------------------------
                                                       1998           1997
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                          $   20,567,400     $ 14,529,341
Net realized gain on investments                       17,001            4,286
------------------------------------------------------------------------------
Increase in net assets from operations             20,584,401       14,533,627
------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                     1,069,295,431      574,845,460
Value of withdrawals                             (849,651,201)    (477,920,393)
------------------------------------------------------------------------------
Net increase in net assets from capital
 transactions                                     219,644,230       96,925,067
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        240,228,631      111,458,694
NET ASSETS:
Beginning of period                               483,629,774      372,171,080
------------------------------------------------------------------------------
End of period                                  $  723,858,405     $483,629,774
==============================================================================

TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                  YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------
                                    1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                  $ 723,858  $ 483,630  $ 372,171  $ 394,222  $ 233,108
Ratio of expenses to average net
 assets                               0.15%      0.19%      0.30%      0.32%      0.31%
Ratio of net investment income
 to average net assets                3.53%      3.46%      3.31%      3.55%      2.33%
Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets        0.29%      0.31%      0.32%      0.32%      0.32%
Net investment income to average
 net assets                           3.39%      3.35%      3.29%      3.55%      2.32%
=======================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the
"Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp announced its intention to merge with The Travelers Group. The merger is expected to occur on or about October 8, 1998.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  The significant accounting policies consistently followed by the Portfolio are as follows:

  A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

  B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

  C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

  D. Fees Paid Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

  E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
  A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,164,274, of which $504,986 was voluntarily waived for the year ended August 31, 1998. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

  B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $291,069, all of which was voluntarily waived for the year ended August 31, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,907,277,518 and $1,685,688,833, respectively, for the year ended August 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 1998, for federal income tax purposes, amounted to $722,484,060.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1998, the commitment fee allocated to the Portfolio was $1,924. Since the line of credit was established, there have been no borrowings.

TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX FREE RESERVES PORTFOLIO:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1998 and 1997, and the financial highlights for each of the years in the five-year period ended August 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1998